Employee Benefits - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Employee benefits expenses related to full-time employees of subsidiaries and VIE subsidiaries incorporated in PRC	¥ 7.9	$ 1.1	¥ 12.9	¥ 15.4